Income Taxes (Details) - Deferred income taxes (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred income taxes [Abstract]
Net operating loss carry-forwards	$ 3,446,224	$ 6,635,471
Capitalized start-up cost and research and development cost	(283,725)	127,807
Research and development tax credit	149,830	(274,775)
Depreciation on property and equipment	209,931	(476,501)
Stock-based compensation	(271,639)	677,381
Reserves and accruals	53,573	519,602
Valuation allowance	(3,304,194)	(7,208,985)
Net deferred income taxes